LINE OF CREDIT AND LONG TERM LIABILITIES	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
6.	LINE OF CREDIT AND LONG TERM LIABILITIES

The Company has a revolving line of credit with its bank. The committed revolving line provides for an advance of up to $4.0 million with a borrowing base of 80% of eligible accounts receivable. Interest accrues monthly at the prime rate, plus a margin of 0.25%. The Company is required to satisfy certain financial and reporting covenants in conjunction with the line of credit. The line of credit will mature on December 26, 2013. As of April 30, 2013, there was approximately $0.5 million drawn and outstanding on the line of credit. The Company was in compliance with all covenants at April 30, 2013.

On November 9, 2011, the Company entered into a term loan agreement with its bank.  The term loan, which is no longer available following the amendment and restatement of this loan agreement in January 2013, was previously available in draws of $0.5 million, with a maximum drawn balance of $3.0 million.  Each individual draw is to be repaid in equal monthly payments over 36 months, fully amortized, bearing an interest rate of the prime rate plus a margin of 2.25%.  The Company is required to satisfy certain financial and reporting covenants in conjunction with the term loan. As of April 30, 2013, there was approximately $1.9 million outstanding on the term loan, monthly installments on the term loan extend through March 1, 2015, and the Company was in compliance with all covenants.

Current portion of long term debt and long term liabilities consists of the following (in thousands):

	October 31,	April 30,
	2012	2013
		(Unaudited)
Current portion of long term debt:
Line of credit	$1,973	$490
Current portion of term loan	975	1,011
	$2,948	$1,501
Long term liabilities:
Long term deferred revenue	$264	$190
Long term portion of term loan	1,370	854
	$1,634	$1,044

Interest expense relating to the line of credit and the term loan was approximately $73,000 and $80,000 for the six months ended April 30, 2012 and 2013, respectively.

9.   LINE OF CREDIT AND LONG TERM LIABILITIES

The Company has a revolving line of credit with its bank. The committed revolving line provides for an advance of up to $4.0 million with a borrowing base of 80% of eligible accounts receivable. Interest accrues monthly at a rate of prime rate, plus a margin of 0.25%. The Company is required to satisfy certain financial and reporting covenants in conjunction with the line of credit. The line of credit will mature on December 26, 2013. As of October 31, 2012, there was approximately $1.97 million drawn and outstanding on the line of credit. The Company was not in compliance with certain covenants at October 31, 2012, and has subsequently repaid $1.48 million of the line of credit in December of 2012.

On November 9, 2011, the Company entered into a term loan agreement with its bank.  The loan is available in draws of $0.5 million, with a maximum drawn balance of $3.0 million.  Each individual draw is to be repaid in equal monthly payments over 36 months, fully amortized, bearing an interest rate of Prime Rate, plus a margin of 2.25%.  The Company is required to satisfy certain financial and reporting covenants in conjunction with the term loan. As of October 31, 2012, there was approximately $2.3 million outstanding on the term loan, monthly installments on the term loan extend through March 1, 2015, and the Company was in compliance with all covenants.

Current portion of long term debt and long term liabilities consists of the following (in thousands):

	October 31,	October 31,
	2011	2012

Current portion of long term debt:
Line of credit	$1,973	$1,973
Current portion of term loan	-	975
	$1,973	$2,948
Long term liabilities:
Long term deferred revenue	$126	$264
Long term portion of term loan	-	1,370
	$126	$1,634

Interest expense relating to the line of credit and the term loan was approximately $86,000 and $206,000 for the years ended October 31, 2011 and 2012, respectively.

Aggregate future principal payments of long-term debt outstanding are as follows as of October 31, 2012 (in thousands):

	Fiscal Year
	2013	2014	2015	Total

Aggregate future principal payments of long-term debt outstanding	$975	$1,041	$329	$2,345